Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance at the beginning of the period	6,105,020	5,828,691	5,835,418
Acquired in business combination (1)	2,851	—	18,725
Business combinations adjustment (2)	—	11,842	5,955
Disposal	—	—	(16,358)
Exchange rate variation	(690,737)	264,487	(15,049)
Balance at the end of the period	5,417,134	6,105,020	5,828,691

(1)	Refers to non-material acquisitions in business combinations of the indirect subsidiary Seara Alimentos Ltda.
(2)	Refers to the business combination adjustment in TriOak.

Schedule of Significant Amounts of Goodwill Allocated

For the purposes of impairment testing CGUs have been aggregated into the following groups representing the lowest level within the Group at which the goodwill is monitored for internal management purposes and that have significant amounts of goodwill allocated to them:

CGUs	December 31, 2024	December 31, 2023
Brazil Beef	1,464,710	1,873,448
Seara	602,869	766,970
USA Pork	694,534	694,534
Moy Park (1)	—	777,583
Pilgrim’s Food Masters (PFM) (1)	—	336,683
Australia Smallgoods	283,441	310,598
Australia Meat	256,395	280,915
PPC - Fresh Poultry (1)	401,396	—
PPC - Brands & Snacking (1)	262,431	—
PPC - Fresh Pork/Lamb (1)	202,512	—
PPC - Food Service (1)	173,125	—
PPC - Meals (1)	58,178	—
Others CGUs without significant goodwill (2)	1,017,543	1,064,289
Total	5,417,134	6,105,020
(1)	On July 1, 2024, the Company effectively completed the reorganization of the cash-generating units (CGU) Moy Park and Pilgrim’s Food Masters, driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”) in Europe. The purpose of these activities is to integrate core operations and reallocate processing capacities across production facilities, resulting in the closure of some facilities in Europe. As a result of this reorganization, the Company reassigned assets and liabilities to the applicable CGUs and allocated goodwill using the relative net assets approach. The new CGUs are Fresh Pork/Lamb, Fresh Poultry, Food Service, Meals, and Brands & Snacking. As at December 31, 2024 the total carrying amount of these CGU’s is US$1,097,642. The Company then performed an impairment test on the CGUs on both a pre- and post reorganization basis. There was no impairment recognized as a result of this test.

(2)	They comprise about 19 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.

Schedule of Estimation of the Value in-Use

The key assumptions used in the estimation of the recoverable amount are set out below.

	December 31, 2024
	Brazil Beef	Seara	USA Pork	Australia Smallgoods	Australia Meat	PPC - Fresh Poultry	PPC - Brands & Snacking	PPC - Fresh Pork/ Lamb	PPC - Food Service	PPC - Meals

Discount rate (pre tax)	14.4%	16.1%	9.5%	8.4%	8.4%	14.5%	14.6%	14.7%	14.8%	14.9%
Terminal value growth rate	3.6%	3.6%	2.5%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	6.2%	14.1%	1.5%	8.8%	2.3%	10.6%	6.1%	4.7%	2.8%	3.4%

	December 31, 2023
	Brazil Beef	Seara	USA Pork	Moy Park	Pilgrim’s Food Masters (PFM)	Autralia Smallgoods	Australia Meat

Discount rate (pre tax)	13.5%	15.8%	9.8%	14.0%	13.0%	9.0%	9.1%
Terminal value growth rate	3.5%	3.3%	2.5%	2.0%	2.7%	2.0%	2.0%
Estimated growth rate (average for the next 5 years)	7.2%	13.2%	2.8%	7.4%	6.3%	8.6%	2.3%

Schedule of Specific Operating Costs
Operation	Revenue source	Specific operating costs
Brazil Beef	Sales from the beef operation in Brazil.	Historical performance and price trends of raw materials, especially cattle and international freight.
Seara	Sales from pork, poultry, and prepared foods operations.	Historical performance and price trends of primary raw materials and international freight.
USA Suínos	Sales from pork operations.	Historical performance and raw material price trends.
Austrália Smallgoods	Sales from Primo Foods Pty Ltd and related operations.	Historical performance and hog price trends.
Australia Meat	Sales from beef operations.	Historical performance and raw material price trends.
PPC - Fresh Poultry	Sales from fresh chicken operations.	Historical performance and raw material price trends.
PPC - Brands & Snacking	Sales from branded and snack food operations.	Historical performance and raw material price trends.
PPC - Fresh Pork/Lamb	Sales from pork, lamb, and value-added operations.	Historical performance and raw material price trends.
PPC - Food Service	Sales from food service operations.	Historical performance and raw material price trends.
PPC - Meals	Sales from frozen entrees.	Historical performance and raw material price trends.